Capital management - Additional Information (Detail) - Issuance Of Guarantees And Letters Of Credit - Renewed facility	Dec. 19, 2022 test
Capital Management [Line Items]
Covenant break remedy period	10 days
Covenant repair consecutive opportunities	2
Covenant break total opportunities	4
Draw down condition breach remediation period	20 days